Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary share, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary share, shares authorized (in Shares)	400,000,000	400,000,000
Ordinary share, shares issued (in Shares)	40,617,513	40,617,513
Ordinary share, shares outstanding (in Shares)	40,617,513	40,617,513
Class B Ordinary Shares
Ordinary share, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary share, shares authorized (in Shares)	100,000,000	100,000,000
Ordinary share, shares issued (in Shares)	41,880,000	41,880,000
Ordinary share, shares outstanding (in Shares)	41,880,000	41,880,000